Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000021763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Fund
Average Annual Return, Percent	8.30%	10.58%	6.16%
C000021764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equities Index Fund
Average Annual Return, Percent	12.32%	10.98%	5.58%
C000021765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Government Bond Fund
Average Annual Return, Percent	6.04%	(1.01%)	0.97%
C000021766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund
Average Annual Return, Percent	18.44%	8.35%	7.21%
C000021768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Capital Growth Fund
Average Annual Return, Percent	6.55%	12.89%	12.75%
C000021769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Fund
Average Annual Return, Percent	1.60%	12.49%	8.35%
C000021770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Strategic Growth Fund
Average Annual Return, Percent	13.34%	13.15%	11.91%
C000021772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index Fund
Average Annual Return, Percent	15.41%	17.75%	17.33%
C000021773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Science & Technology Fund
Average Annual Return, Percent	16.20%	15.03%	16.65%
C000021774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Systematic Growth Fund
Average Annual Return, Percent	15.29%	11.59%	13.26%
C000021776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Index Fund
Average Annual Return, Percent	0.73%	9.22%	6.32%
C000021777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Socially Responsible Fund
Average Annual Return, Percent	11.22%	10.60%	7.42%
C000021778 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Stock Index Fund
Average Annual Return, Percent	13.17%	15.59%	12.50%
C000021782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Government Securities Fund
Average Annual Return, Percent	4.93%	(1.19%)	0.98%
C000021783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Systematic Core Fund
Average Annual Return, Percent	11.71%	14.80%	12.00%
C000021785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dividend Value Fund
Average Annual Return, Percent	9.75%	12.60%	8.77%
C000021786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inflation Protected Fund
Average Annual Return, Percent	3.51%	1.81%	2.17%
C000022843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Systematic Value Fund
Average Annual Return, Percent	12.47%	13.48%	8.35%
C000022844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Value Fund
Average Annual Return, Percent	16.84%	13.30%	4.64%
C000022845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Economies Fund
Average Annual Return, Percent	11.67%	7.03%	3.70%
C000022846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Strategy Fund
Average Annual Return, Percent	9.68%	6.82%	3.43%
C000022849 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Special Values Fund
Average Annual Return, Percent	(7.66%)	11.31%	6.92%
C000022851 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund
Average Annual Return, Percent	15.84%	14.44%	13.99%
C000059956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Real Estate Fund
Average Annual Return, Percent	9.87%	3.96%	2.91%
C000121199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Allocation Fund
Average Annual Return, Percent	8.22%	6.09%	5.81%
C000222575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aggressive Growth Lifestyle Fund
Average Annual Return, Percent	10.55%	10.88%	7.50%
C000222576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Socially Responsible Fund
Average Annual Return, Percent	11.18%	14.20%	11.69%
C000222577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Fund
Average Annual Return, Percent	14.63%	16.89%	13.64%
C000222578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Growth Lifestyle Fund
Average Annual Return, Percent	7.73%	5.68%	4.46%
C000222579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Fund
Average Annual Return, Percent	5.68%	(0.23%)	1.70%
C000222580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond Fund
Average Annual Return, Percent	8.42%	5.39%	4.47%
C000222581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Opportunities Fund
Average Annual Return, Percent	10.84%	5.87%	5.54%
C000222582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund
Average Annual Return, Percent	3.31%	13.90%	7.67%
C000222583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Growth Lifestyle Fund
Average Annual Return, Percent	9.14%	8.79%	6.49%
C000222584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund
Average Annual Return, Percent	(2.78%)	12.63%	5.49%
C000224903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund
Average Annual Return, Percent	2.41%	3.97%	8.86%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	13.52%	15.94%	12.86%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
MSCI ACWI Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	13.65%	13.37%	9.25%
MSCI ACWI ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	13.75%	10.37%	5.47%
Bloomberg Global Aggregate Index USD hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD hedged)
Average Annual Return, Percent	6.06%	0.17%	2.11%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	5.84%	(0.29%)	1.84%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	13.12%	15.34%	12.21%
MSCI EAFE Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	13.33%	11.42%	5.97%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	13.73%	15.66%	12.58%
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.40%	9.14%	8.45%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	17.62%	17.69%	16.08%
Twenty Six Russell 3000 Index 9 MSCI EAFE Index net 65 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.28%	4.42%	4.85%
FTSE EPRA NAREIT Developed Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index (net)
Average Annual Return, Percent	10.59%	5.45%	2.66%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	8.91%	13.02%	8.60%
Sixty MSCI ACWI Index net 40 Bloomberg Global Aggregate Index USD hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)
Average Annual Return, Percent	10.65%	8.11%	6.58%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	13.04%	7.07%	3.93%
Bloomberg U S Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Average Annual Return, Percent	5.05%	(1.76%)	1.01%
Seventy FTSE WGBI Index unhedged 30 JPMorgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	6.96%	(1.30%)	1.22%
MSCI EAFE Value Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (net)
Average Annual Return, Percent	18.72%	14.70%	5.54%
MSCI ACWI ex USA SMID Cap Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA SMID Cap Index (net)
Average Annual Return, Percent	13.90%	9.94%	5.49%
FTSE US High Yield Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US High-Yield Market Index
Average Annual Return, Percent	9.58%	5.98%	4.89%
Bloomberg U S TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	5.67%	1.64%	2.47%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	2.17%	12.93%	8.73%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	23.23%	12.22%	11.47%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	6.03%	13.18%	7.74%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	1.19%	9.64%	6.64%
S And P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	16.50%	18.91%	19.97%
Forty One Russell 3000 Index 14 MSCI EAFE Index net 45 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.87%	7.49%	6.71%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index
Average Annual Return, Percent	16.02%	18.37%	17.96%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	(1.14%)	12.03%	6.22%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	3.45%	7.00%	6.67%
Fifty Six Russell 3000 Index 19 MSCI EAFE Index net 25 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.44%	10.57%	8.51%